Segment Reporting - Schedule of Segment Reporting Information by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Segment Reporting Information [Line Items]
Revenues	$ 80,869	$ 47,887	$ 50,736	$ 52,943	$ 71,880	$ 41,273	$ 42,851	$ 42,621	$ 232,435	$ 198,625	$ 162,855
Restaurant-level EBITDA									56,517	47,325	38,713
Capital expenditures									33,635	20,063	5,550
Property and equipment	139,804				106,236				139,804	106,236	91,234
Del Frisco's [Member]
Segment Reporting Information [Line Items]
Revenues									124,692	111,387	88,292
Restaurant-level EBITDA									35,993	31,277	25,318
Capital expenditures									13,922	6,777	718
Property and equipment	70,342				56,419				70,342	56,419	54,655
Sullivan's [Member]
Segment Reporting Information [Line Items]
Revenues									83,767	82,777	74,563
Restaurant-level EBITDA									15,721	15,611	13,395
Capital expenditures									3,521	2,924	4,572
Property and equipment	42,217				38,776				42,217	38,776	35,900
Grille [Member]
Segment Reporting Information [Line Items]
Revenues									23,976	4,461
Restaurant-level EBITDA									4,803	437
Capital expenditures									15,857	9,928	43
Property and equipment	25,828				9,972				25,828	9,972	43
Corporate [Member]
Segment Reporting Information [Line Items]
Capital expenditures									335	434	217
Property and equipment	$ 1,417				$ 1,069				$ 1,417	$ 1,069	$ 636